Related Party Transactions (Details) - USD ($)	1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 19, 2021	Jun. 18, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 23, 2021	Feb. 19, 2021	May 12, 2020
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares		20.00%
Price per share (in Dollars per share)				$ 0.72	$ 0.53
Percentage of public offering				3.50%
Per month of office space			$ 3,750			$ 3,750			$ 3,750
Due to related parties				$ 30,000
Borrowing amount			300,000	300,000		300,000
Note payable balance			$ 25,000			25,000		$ 40,000
Subject to forfeiture shares (in Shares)		562,500
Ownership of stockholders prior, percentage		20.00%
Share price (in Dollars per share)			$ 12
Payable to related party			$ 998
FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)										1,000,000
Net receivables							$ 2,000,000
Proceeds on convertible debt							1,700,000
Accounts receivables			700,000	400,000		700,000	600,000
Loan payables to related parties			$ 500,000			500,000	1,000,000
Expenses related to arrangements						$ 900,000	$ 300,000
Expenses related to arrangements				600,000	$ 700,000
FaZe Clan Inc. [Member] | FaZe’s founders [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivables				100,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares	20.00%
Common Stock [Member] | FaZe Clan Inc. [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)			200,000			200,000	1,079,555
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Underwriter's amount				$ 6,037,500
Class A common stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)	4,312,500			9.2
Price per share (in Dollars per share)				$ 11.5
Class A common stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)	$ 12
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)		4,312,500